Debt - OEM Financing Arrangements (Q2) (Details) - OEM Financing Arrangements - USD ($) $ in Billions	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Face amount	$ 2.2	$ 1.3
Minimum
Debt Instrument [Line Items]
Term	2 years	2 years
Maximum
Debt Instrument [Line Items]
Term	3 years	3 years